CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 438,221	$ 564,242	$ 191,485
Accounts receivable, net	2,248,575	3,034,070	90,763
Prepaid expenses	182,998	261,622	40,847
Inventory, net	2,989,596	2,481,384	70,250
Contract assets	1,200,273	404,849	0
Notes receivable from related party	279,956	220,456	63,456
Current portion of deferred compensation, net of discount		0	60,373
Total Current Assets	7,339,619	6,966,623	517,174
NON-CURRENT ASSETS:
Property, net	245,803	232,873	54,105
Right of use asset	1,387,754	1,295,690	0
Investment, at fair value	134,376	134,376	0
Intangible assets, net	2,987,906	3,291,242	34,485
Goodwill	7,199,567	7,199,567	1,702,119
Deferred compensation, net of current portion		0	60,374
Total Assets	19,295,025	19,120,371	2,368,257
CURRENT LIABILITIES:
Accounts payable	4,309,761	4,797,456	231,816
Accrued expenses, including accrued officer salaries	4,129,042	1,479,656	512,214
Current portion of convertible notes payable, net of debt discount	7,404,120	6,748,396	10,500
Unearned revenue	6,217,560	4,927,240	0
Lease liability, current portion	323,319	272,575	42,164
Advances from related party	907,798	657,404	415,068
Accrued preferred share dividends	427,660	224,760	0
Current portion of notes payable, net of debt discount	2,660,116	2,464,823	1,020,350
Total Current Liabilities	26,379,376	21,572,310	2,232,112
LONG-TERM LIABILITIES:
Convertible notes payable, net of current portion	575,223	840,474	0
Lease liability, net of current portion	1,064,436	1,039,207	5,353
Advances from related party, net of current portion	0	400,897	602,363
Long-term notes payable, net of debt discount	351,896	145,357	767,160
Total Liabilities	28,370,931	23,998,245	3,606,988
STOCKHOLDERS' DEFICIT
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 7,348,702 and 285,320 shares issued and outstanding as of September 30, 2023, and December 31, 2022, respectively	734	29	5,879
Additional paid-in capital	86,977,874	85,908,699	85,853,388
Accumulated deficit	(100,236,691)	(95,236,339)	(86,158,902)
Total Singlepoint Inc. stockholders' equity (deficit)	(13,258,083)	(9,320,038)	(294,000)
Non-controlling interest	(111,603)	212,164	(944,731)
Total Stockholders' Deficit	(13,369,686)	(9,107,874)	(3,638,731)
Total Liabilities, Mezzanine, and Stockholders' Deficit	19,295,025	19,120,371	2,368,257
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, value	0	7,573	5,635
Class B Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, value	0	0	0
Class C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, value	0	0	0
Class D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, value	1,980,000	2,400,000	0
Class E Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, value	$ 2,313,780	$ 0	$ 0